Variable Interest Entity (“VIE”) (Tables)	6 Months Ended
Jun. 30, 2023
Variable Interest Entity [Abstract]
Schedule of Condensed Balance Sheet	The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:
	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Current assets	13,264,579	35,976,036	4,978,831
Property and equipment, net	23,132,180	22,535,073	3,118,696
Other noncurrent assets	630,494,750	630,490,231	87,255,422
Total assets	666,891,509	689,168,057	95,376,022
Total liabilities	(585,116,575)	(609,244,718)	(84,315,193)
Net assets	(81,771,934)	79,923,339	11,060,829
	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Current liabilities:
Accounts payable	11,043,034	9,656,562	1,336,400
Deferred revenues	14,402	-	-
Interest payable	-	9,739,426	1,347,868
Other payables and accrued liabilities	16,654,682	6,506,631	900,472
Other payables – related parties	-	-	-
Current portion of shareholder loans	42,421,345	42,421,345	5,870,816
Operating lease liabilities	-	-	-
Taxes payable	4,913,881	4,913,159	679,947
Intercompany payable*	510,069,231	536,007,595	74,179,689
Total current liabilities	585,116,575	609,244,718	84,315,192
Non-current shareholder loan	-	-	-
Total liabilities	585,116,575	609,244,718	84,315,192
*	Intercompany balances will be eliminated upon consolidation.

Schedule of Condensed Income Statement	The summarized operating results of the VIE’s are as follows:
	For the six months ended June 30, 2022	For the six months ended June 30, 2023	For the six months ended June 30, 2023
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Operating revenues	26,624,433	1,120,045	161,901
Gross profit	13,923,800	437,799	63,283
Income from operations	5,237,687	(3,320,187)	(479,928)
Net income	1,931,944	(3,272,218)	(472,994)

Schedule of Cash, Cash Equivalents and Restricted Cash	The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:
	For the six months ended June 30
	2022	2023	2023
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Cash and cash equivalents	15,963,869	2,902,814	401,729
Restricted cash	442,560	-	-
Total cash, cash equivalents and restricted cash	16,406,429	2,902,814	401,729